UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04528)

Exact name of registrant as specified in charter: Putnam Ohio Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: May 31, 2009

Date of reporting period: August 31, 2008

Item 1. Schedule of Investments:

Putnam Ohio Tax Exempt Income Fund
The fund's portfolio
8/31/08 (Unaudited)

Key to abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (98.2%)(a)
		Principal
	Rating(RAT)	amount	Value

Ohio (91.0%)
Akron, G.O. Bonds, FSA, 5s, 12/1/25	Aaa	$1,005,000	$1,046,446
Akron, Wtr. Wks. Rev. Bonds, MBIA
6s, 12/1/12 (SEG)	AAA/P	875,000	957,819
5 1/4s, 12/1/17	A2	1,285,000	1,367,124
American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie
State Energy Campus), Ser. A, 5s, 2/15/38	A1	1,500,000	1,452,795
Anthony Wayne Local School Dist. G.O. Bonds (School
Fac. Construction & Impt.), FSA, 5 1/2s, 12/1/19	Aaa	1,565,000	1,671,936
Brookfield, Local School Dist. G.O. Bonds (School Fac.
Impt.), FSA, 5s, 1/15/26	Aaa	1,000,000	1,037,810
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 6s, 6/1/42	BBB	250,000	209,558
Ser. A-2, 5 3/4s, 6/1/34	BBB	6,000,000	5,000,160
Ser. A-3, stepped coupon zero % (6.25s, 12/1/12), 2037
(STP)	BBB	1,200,000	744,168
Canal Winchester, Local School Dist. G.O. Bonds, MBIA,
zero %, 12/1/33	A2	1,180,000	291,991
Cincinnati, City School Dist. COP (School Impt.), FSA,
5s, 12/15/28	Aaa	2,500,000	2,569,775
Cleveland, G.O. Bonds, Ser. A, FGIC, 4 3/4s, 11/15/26	AA	1,790,000	1,779,099
Cleveland, Arpt. Syst. FRB, Ser. C, FSA, 5s, 1/1/23	Aaa	1,500,000	1,534,755
Cleveland, Income Tax Rev. Bonds (Bridges & Roadways),
Ser. B, AGO, 5s, 10/1/29	Aaa	1,000,000	1,027,540
Cleveland, Muni. School Dist. G.O. Bonds, FSA, 5s,
12/1/27	Aaa	1,375,000	1,410,049
Cleveland, Parking Fac. Rev. Bonds, FSA, 5 1/4s,
9/15/22	Aaa	2,400,000	2,619,744
Cleveland, Pub. Pwr. Syst. Rev. Bonds, Ser. B-1, MBIA,
zero %, 11/15/25	AA	3,000,000	1,253,370
Cleveland, Urban Renewal Increment Rev. Bonds (Rock &
Roll Hall of Fame), 6 3/4s, 3/15/18	BBB-/P	1,150,000	1,153,220
Columbus, City School Dist. G.O. Bonds, FSA, zero %,
12/1/27	Aaa	1,895,000	716,367
Columbus, Swr. Syst. Rev. Bonds, Ser. A, 5s, 6/1/27	Aa2	1,500,000	1,560,705
Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/32	Aa3	1,500,000	1,558,920
Cuyahoga Cnty., Hosp. VRDN (U. Hosp.), 2.30s, 1/1/16	VMIG1	1,700,000	1,700,000
Delaware Cnty., Cap. Fac. G.O. Bonds, U.S. Govt.
Coll., 6 1/4s, 12/1/16 (Prerefunded)	AA/P	1,000,000	1,099,220
Dublin, G.O. Bonds, Ser. B, 6.4s, 12/1/14	Aaa	1,300,000	1,465,100
Elyria, OH City School Dist. G.O. Bonds (Classroom
Fac. & School Impt.), XLCA, 5s, 12/1/35	A3	500,000	486,900
Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl.
Med. Ctr.), 5 5/8s, 8/15/32	A	1,000,000	976,200
Field, Local School Dist. G.O. Bonds (School Fac.
Construction & Impt.), AMBAC, 5s, 12/1/22	Aa3	1,170,000	1,216,028
Franklin Cnty., G.O. Bonds, 5 3/8s, 12/1/20	BBB-/P	2,170,000	2,222,579
Franklin Cnty., Rev. Bonds (OCLC Online Computer
Library Ctr.), 5s, 4/15/13	A	2,610,000	2,809,952
Franklin Cnty., Dev. Rev. Bonds (American Chemical
Society), 5.8s, 10/1/14	A+	2,000,000	2,070,560
Franklin Cnty., Econ. Dev. Rev. Bonds (Capitol South
Cmnty. Urban), 5 3/4s, 6/1/11	BBB-/P	1,000,000	1,014,300
Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH
Presbyterian Svcs.), U.S. Govt. Coll., 7 1/8s, 7/1/29
(Prerefunded)	BBB	2,000,000	2,269,920
Hamilton Cnty., Econ. Dev. Rev. Bonds (King Highland
Cmnty. Urban), Ser. A, MBIA, 5s, 6/1/22	AA	1,745,000	1,806,005
Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds (Metro.
Swr. Dist.), Ser. A, MBIA, 5s, 12/1/28	AA	1,500,000	1,546,890
Hamilton, City School Dist. G.O. Bonds (School Impt.),
FSA, 5s, 12/1/26	Aaa	3,000,000	3,118,200
Huran Cnty., Human Svcs. Rev. Bonds, MBIA, 6.55s,
12/1/20	A2	1,800,000	2,188,152

Kings, Local School Dist. G.O. Bonds (School Impt.),
MBIA, 5s, 12/1/27	AA	750,000	770,055
Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.),
Ser. C, 6s, 8/15/43	Baa1	850,000	817,726
Lake Ohio, School Dist. G.O. Bonds, FGIC, 5 3/4s,
12/1/21 (Prerefunded)	AAA/P	1,000,000	1,078,790
Lakewood, City School Dist. G.O. Bonds
FGIC, zero %, 12/1/17	Aa3	1,190,000	801,691
FSA, zero %, 12/1/16	Aaa	1,250,000	906,263
Lakota, School Dist. Rev. Bonds, AMBAC, 7s, 12/1/10	AAA/P	1,000,000	1,096,540
Lorain Cnty., Elderly Hsg. Corp. Multi-Fam. Rev. Bonds
(Harr Plaza & Intl.), Ser. A, 6 3/8s, 7/15/19	BBB	1,165,000	1,167,004
Lorain Cnty., Hosp. Rev. Bonds
(Catholic Hlth. Care Refurbish & Impt.), Ser. A,
5 1/4s, 10/1/33	AA-	750,000	736,455
(Catholic), Ser. H, AGO, 5s, 2/1/29	Aaa	2,000,000	2,024,380
Madeira, City School Dist. G.O. Bonds (School Impt.),
MBIA, 5s, 12/1/26 (Prerefunded)	Aa3	1,620,000	1,803,109
Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med.
Ctr.), 5 1/4s, 5/15/17	A-	1,250,000	1,251,463
Midview, School Dist. COP (School Bldg. Fac.), 5 1/4s,
11/1/17	A	2,535,000	2,672,727
Montgomery Cnty., Rev. Bonds (Catholic Hlth.
Initiatives), Ser. A, 5s, 5/1/32	Aa2	1,000,000	950,690
Montgomery Cnty., Hosp. Rev. Bonds
(Kettering Med. Ctr.), 6 3/4s, 4/1/22 (Prerefunded)	AAA/P	1,500,000	1,623,450
(Grandview Hosp. & Med Ctr.), U.S. Govt. Coll., 5.6s,
12/1/11 (Prerefunded)	AAA/P	580,000	606,413
Mount Healthy, City School Dist. G.O. Bonds (School
Impt.), FSA, 5 1/4s, 12/1/22	Aaa	1,105,000	1,195,069
Northwestern, School Dist. Rev. Bonds (Wayne & Ashland
Cntys. School Impt.), FGIC, 7.2s, 12/1/10	AAA/P	660,000	694,030
OH Hsg. Fin. Agcy. Rev. Bonds
Ser. B, GNMA Coll., 5s, 3/1/34	Aaa	930,000	927,619
(Res. Dev.), Ser. A, GNMA Coll., 4.6s, 9/1/28	Aaa	125,000	125,000
(Res. Mtge.), Ser. E, GNMA Coll., FNMA Coll., FHLMC
Coll., 4 1/4s, 3/1/15	Aaa	455,000	444,039
(Res. Mtge.), Ser. C, GNMA Coll., FNMA Coll., 4.1s,
3/1/15	Aaa	445,000	434,525
OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds
Ser. G, GNMA Coll., 7.14s, 3/2/23	Aaa	100,000	100,899
Ser. 85-A, FGIC, FHA Insd., zero %, 1/15/15	AAA/P	15,000	8,061
OH State Rev. Bonds
Ser. A, 5s, 10/1/22	AA-	3,090,000	3,201,704
(Revitalization), Ser. A, AMBAC, 5s, 4/1/19	AA	1,750,000	1,855,123
OH State Air Quality Dev. Auth. VRDN (First Energy),
Ser. B, 2.35s, 8/1/29	VMIG1	900,000	900,000
OH State Env. Impt. Rev. Bonds (USX Corp.), 5 5/8s,
5/1/29	Baa1	750,000	720,308
OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon
College), 5.05s, 7/1/16	A1	2,000,000	2,171,980
OH State Higher Edl. Fac. Rev. Bonds
(Case Western Reserve U.), 6 1/4s, 10/1/18	AA-	2,000,000	2,379,220
(Case Western Reserve U.), 6s, 10/1/14	AA-	1,000,000	1,142,770
(Oberlin College), 5 1/8s, 10/1/24	Aa2	1,500,000	1,555,830
(Case Western Reserve U.), Ser. C, 5s, 12/1/29	AA-	1,000,000	1,010,250
OH State Higher Edl. Fac. Commn. Rev. Bonds
(John Carroll U.), 5 1/2s, 11/15/18	A2	335,000	359,813
(John Carroll U.), 5 1/2s, 11/15/17	A2	420,000	453,155
(Oberlin College), 5s, 10/1/33	Aa2	1,000,000	1,010,220
(Northern U.), 4 3/4s, 5/1/19	A2	2,500,000	2,517,675
OH State Hsg. Fin. Agcy. Rev. Bonds (Res. Mtge.)
Ser. F, GNMA Coll., FNMA Coll., FHLMC Coll., 5.45s,
9/1/33	Aaa	2,000,000	2,010,280
Ser. L, GNMA Coll., FNMA Coll., 4 3/4s, 3/1/37	Aaa	2,000,000	1,627,280
OH State Poll. Control Rev. Bonds (Standard Oil Co.),
6 3/4s, 12/1/15	AA	3,350,000	3,942,414
OH State U. Rev. Bonds, Ser. A, 5 1/8s, 12/1/31	Aa2	1,000,000	1,018,020
OH State Wtr. Dev. Auth. Poll. Control Rev. Bonds
(Wtr. Quality), Ser. B, zero %, 12/1/14	Aaa	3,500,000	2,799,510
OH State Wtr. Dev. Auth. Solid Waste Disp. Rev. Bonds
(Bay Shore Power Co.), Ser. A, 5 7/8s, 9/1/20	BB+/P	1,000,000	994,470
OH U. Gen. Recipients Athens Rev. Bonds, MBIA, 5s,
12/1/25	AA	2,265,000	2,312,384
Powell, G.O. Bonds, FGIC, 5 1/2s, 12/1/25	AA+	1,500,000	1,576,125
Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded
Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A/P	2,165,000	2,180,631
River Valley, Local School Dist. G.O. Bonds (School
Fac. Construction & Impt.), FSA, 5 1/4s, 11/1/23	Aaa	300,000	332,190
Sandusky Cnty., Hosp. Fac. Rev. Bonds (Memorial
Hosp.), 5.15s, 1/1/10	BBB-	830,000	837,985
Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.),
5 1/2s, 2/15/28	A2	1,750,000	1,693,160
South Western City, School Dist. G.O. Bonds (Franklin
& Pickway Cnty.), FSA, 4 3/4s, 12/1/23	Aaa	2,000,000	2,042,280
Summit Cnty., G.O. Bonds, Ser. R, FGIC, 5 1/2s, 12/1/18	Aa2	500,000	564,730
Tallmadge, City School Dist. G.O. Bonds (School Fac.),
FSA, 5s, 12/1/26	AAA	1,410,000	1,460,464
Toledo, G.O. Bonds (Macys), Ser. A, MBIA, 6.35s,
12/1/25	AAA/P	1,500,000	1,530,135
Toledo, Swr. Syst. Mtge. Rev. Bonds, AMBAC, 6.2s,

11/15/12	AAA/P	2,925,000	3,297,557
Toledo, Wtr. Wks. Mtge. Rev. Bonds, AMBAC, 6.2s,
11/15/12	AAA/P	1,175,000	1,324,660
Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn,
Inc.), 6.45s, 12/15/21	Baa3	1,900,000	1,996,862
Twin Valley, Cmnty. Local School Dist. Rev. Bonds,
FGIC, 7.05s, 12/1/11	AAA/P	1,000,000	1,077,410
U. of Cincinnati COP (Jefferson Ave. Residence Hall),
MBIA, 5 1/8s, 6/1/28	AAA/P	1,000,000	1,009,290
Westerville, G.O. Bonds, AMBAC, 5s, 12/1/26	Aa1	1,320,000	1,358,293
Westerville, City School Dist. Rev. Bonds (School
Impt.)
6 1/4s, 12/1/09	Aa3	1,610,000	1,692,835
6 1/4s, 12/1/08	Aa3	1,590,000	1,607,299
Woodridge, School Dist. Rev. Bonds, AMBAC, 6.8s,
12/1/14	AAA/P	3,000,000	3,344,400
Zanesville, Hsg. Dev. Corp. Mtge. Rev. Bonds, U.S.
Govt. Coll.
7 3/8s, 10/1/21 (Prerefunded)	AAA/P	220,000	279,477
7 3/8s, 10/1/20 (Prerefunded)	AAA/P	205,000	260,422
7 3/8s, 10/1/19 (Prerefunded)	AAA/P	185,000	235,015
7 3/8s, 10/1/18 (Prerefunded)	AAA/P	180,000	228,663
7 3/8s, 10/1/17 (Prerefunded)	AAA/P	160,000	203,256
7 3/8s, 10/1/16 (Prerefunded)	AAA/P	155,000	196,904
			143,501,804

Puerto Rico (6.7%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	560,000	499,565
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser.
A
6s, 7/1/44	Baa3	1,000,000	1,038,240
6s, 7/1/38	Baa3	1,350,000	1,408,914
AGO, 5s, 7/1/28	Aaa	2,000,000	2,037,180
Cmnwlth. of PR, Hsg. Fin. Corp. Rev. Bonds, Ser. B,
GNMA Coll., FNMA Coll., FHLMC Coll., 4.45s, 6/1/27	Aaa	505,000	504,000
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. W, 5 1/2s, 7/1/15	A-	1,000,000	1,055,130
Ser. G, 5s, 7/1/33	BBB+	100,000	94,038
Ser. G, 5s, 7/1/33 (Prerefunded)	Aaa	195,000	215,062
Ser. K, 5s, 7/1/13	BBB+	500,000	515,075
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,036,200
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. C,
5s, 8/1/10	Baa3	560,000	574,941
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. N, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/19	Baa3	1,070,000	1,104,636
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser.
A, MBIA, zero %, 8/1/43	AA	3,000,000	411,834
			10,494,815

Virgin Islands (0.5%)
Tobacco Settlement Fin. Corp. Rev. Bonds, 5s, 5/15/21
(Virgin Islands)	Baa3	785,000	750,790

TOTAL INVESTMENTS

Total investments (cost $150,725,248) (b)			$154,747,409

FUTURES CONTRACTS OUTSTANDING at 8/31/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 10 yr (Short)	61	$7,045,500	Dec-08	$(44,902)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/08 (Unaudited)

			Fixed payments	Total return
Swap counterparty /		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	appreciation

Citibank, N.A.
	$1,290,000	9/22/08	-	4.30% minus	$18,089
				Municipal Market
				Data Index AAA
				municipal yields
				15 Year rate

	1,290,000	9/19/08	-	4.30% minus	17,640
				Municipal Market
				Data Index AAA
				municipal yields
				15 Year rate

	1,290,000	9/17/08	-	4.30% minus	17,783
				Municipal Market
				Data Index AAA
				municipal yields
				15 Year rate

Total					$53,512

NOTES

(a) Percentages indicated are based on net assets of $157,532,547.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at August 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at August 31, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $150,725,248, resulting in gross unrealized appreciation and depreciation of $5,624,665 and $1,602,504, respectively, or net unrealized appreciation of $4,022,161.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2008.

The rates shown on VRDN, Mandatory Put Bonds and FRB are the current interest rates at August 31, 2008.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at August 31, 2008 (as a percentage of net assets):

Local government	32.3%
Utilities	13.4
Education	12.5

The fund had the following insurance concentrations greater than 10% at August 31, 2008 (as a percentage of net assets):

FSA	13.8%
MBIA	10.9

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gain or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of August 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$-	$(44,902)

Level 2	$154,747,409	$53,512

Level 3	-	-

Total	$154,747,409	$8,610

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Ohio Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 28, 2008